Calvert
Moderate Allocation Fund
June 30, 2020
Schedule of Investments (Unaudited)

Mutual Funds(1) — 90.0%

Security	Shares	Value
Equity Funds — 60.6%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	240,956	$ 6,028,716
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	477,166	10,888,923
Calvert US Large-Cap Core Responsible Index Fund, Class R6	1,955,113	53,961,135
Calvert US Large-Cap Growth Responsible Index Fund, Class I	504,211	18,000,319
Calvert US Large-Cap Value Responsible Index Fund, Class I	1,595,973	34,313,418
Calvert US Mid-Cap Core Responsible Index Fund, Class I	125,992	3,416,902
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	165,539	11,076,198
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	1,203,982	11,666,591
Calvert Emerging Markets Equity Fund, Class R6	710,214	11,675,913
Calvert International Equity Fund, Class R6	1,017,507	20,879,246
Calvert International Opportunities Fund, Class R6	1,155,913	18,436,821
Calvert Mid-Cap Fund, Class I	90,309	3,400,120
		$203,744,302
Income Funds — 29.4%
Calvert Management Series:
Calvert Flexible Bond Fund (formerly, Calvert Absolute Return Bond Fund), Class R6	1,384,913	$19,956,599
Calvert Floating-Rate Advantage Fund, Class R6	1,840,624	16,565,620
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	1,629,458	27,407,488
The Calvert Fund:
Calvert High Yield Bond Fund, Class I	261,213	6,642,649
Calvert Short Duration Income Fund, Class R6	617,673	9,975,410
Calvert Ultra-Short Duration Income Fund, Class R6	1,855,668	18,259,773
		$98,807,539
Total Mutual Funds (identified cost $279,578,541)		$302,551,841

U.S. Treasury Obligations — 5.6%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/45(2)	$5,004	$ 6,131,303
U.S. Treasury Inflation-Protected Notes:
0.625%, 4/15/23(2)	4,540	4,725,430
0.875%, 1/15/29(2)(3)	6,910	7,881,182
Total U.S. Treasury Obligations (identified cost $16,516,491)		$ 18,737,915

Short-Term Investments — 2.6%

Other — 2.6%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(4)	8,792,388	$ 8,792,388
Total Short-Term Investments (identified cost $8,792,388)		$ 8,792,388
Total Investments — 98.2% (identified cost $304,887,420)		$330,082,144

Other Assets, Less Liabilities — 1.8%	$ 6,219,403
Net Assets — 100.0%	$336,301,547

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2020.

Calvert
Moderate Allocation Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	246	Long	9/30/20	$54,323,719	$14,605
U.S. Ultra 10-Year Treasury Note	25	Long	9/21/20	3,937,109	24,388
U.S. Ultra-Long Treasury Bond	(17)	Short	9/21/20	(3,708,656)	(46,988)
					$(7,995)
During the fiscal year to date ended June 30, 2020, the Fund used futures contracts and purchased and written options contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.
At June 30, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
At June 30, 2020, the value of the Fund's investment in affiliated funds was $311,344,229, which represents 92.6% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended June 30, 2020 were as follows:
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gain distributions received	Shares/Units, end of period
Bond Fund, Class R6	$37,077,389	$852,965	$(10,570,000)	$98,888	$(51,754)	$27,407,488	$581,927	$271,048	1,629,458
Cash Reserves Fund, LLC	—	11,422,535	(2,630,147)	—	—	8,792,388	924	—	8,792,388
Emerging Markets Advancement Fund, Class I	—	12,149,200	—	—	(482,609)	11,666,591	—	25,397	1,203,982
Emerging Markets Equity Fund, Class R6	17,187,042	5,116,662	(10,852,803)	(262,681)	487,693	11,675,913	110,662	—	710,214
Equity Fund, Class R6	—	10,343,674	(24,000)	1,596	754,928	11,076,198	33,215	252,459	165,539
Flexible Bond Fund, Class R6	20,551,473	799,293	(513,000)	(23,863)	(857,304)	19,956,599	478,293	—	1,384,913
Floating-Rate Advantage Fund, Class R6	13,162,164	3,898,327	—	—	(494,871)	16,565,620	483,345	—	1,840,624
High Yield Bond Fund, Class I	—	5,860,851	—	—	781,798	6,642,649	79,851	—	261,213
International Equity Fund, Class R6	15,591,660	4,036,455	(4,000)	(160)	1,255,291	20,879,246	241,455	—	1,017,507

Calvert
Moderate Allocation Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gain distributions received	Shares/Units, end of period
International Opportunities Fund, Class R6	$19,715,738	$311,407	$(1,838,000)	$118,218	$129,458	$18,436,821	$300,407	$ —	1,155,913
International Responsible Index Fund, Class R6	7,511,725	3,896,746	(336,000)	17,400	(200,948)	10,888,923	133,746	—	477,166
Mid-Cap Fund, Class I	3,274,531	427,784	—	—	(302,195)	3,400,120	7,249	146,535	90,309
Short Duration Income Fund, Class R6	9,073,724	1,154,014	(198,000)	(1,557)	(52,771)	9,975,410	198,013	—	617,673
Small-Cap Fund, Class R6	8,136,866	256,927	(1,826,000)	71,640	(610,717)	6,028,716	20,789	98,138	240,956
Ultra-Short Duration Income Fund, Class R6	26,826,055	33,294,182	(40,955,994)	(974,658)	70,188	18,259,773	436,601	—	1,855,668
US Large-Cap Core Responsible Index Fund, Class R6	67,897,893	4,145,566	(23,548,790)	2,878,017	2,588,449	53,961,135	791,565	—	1,955,113
US Large-Cap Growth Responsible Index Fund, Class I	21,272,431	302,393	(7,067,000)	2,278,230	1,214,265	18,000,319	136,179	166,214	504,211
US Large-Cap Value Responsible Index Fund, Class I	31,947,872	8,820,821	(2,631,000)	(368,340)	(3,455,935)	34,313,418	660,058	248,761	1,595,973
US Mid-Cap Core Responsible Index Fund, Class I	4,072,471	226,850	(971,000)	193,585	(105,004)	3,416,902	39,767	40,083	125,992
Totals				$4,026,315	$667,962	$311,344,229	$4,734,046	$1,248,635
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
Moderate Allocation Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$302,551,841	$ —	$ —	$302,551,841
U.S. Treasury Obligations	—	18,737,915	—	18,737,915
Short-Term Investments	—	8,792,388	—	8,792,388
Total Investments	$302,551,841	$27,530,303	$ —	$330,082,144
Futures Contracts	$ 38,993	$ —	$ —	$38,993
Total	$302,590,834	$27,530,303	$ —	$330,121,137
Liability Description
Futures Contracts	$ (46,988)	$ —	$ —	$(46,988)
Total	$ (46,988)	$ —	$ —	$(46,988)
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
4